Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 427,466	$ 347,486
Accounts and notes receivable, net	31,872,958	37,010,458
Inventories	448,951	511,160
Other receivables, net	2,475,883	1,423,563
Other receivable - related party	162,790	165,075
Prepayments and advances, net	14,968,833	12,566,372
Prepayment - related party	248,250	456,399
Prepaid expenses		25,000
Total current assets	50,605,131	52,505,513
PROPERTY, PLANT AND EQUIPMENT, net	1,047,617	1,659,520
OTHER ASSETS
Operating lease right-of-use assets	1,178,468
Total other assets	1,178,468
Total assets	52,831,216	54,165,033
CURRENT LIABILITIES:
Short term bank loans - in default	24,345,129	24,686,899
Accounts payable	14,986,278	12,841,076
Customer deposits	630,127	635,762
Other payables	332,253	372,913
Other payables - related parties	768,449	757,737
Loans payable - employees	4,444,970	4,593,874
Accrued liabilities	4,337,346	3,083,929
Taxes payable	151,388	80,860
Operating lease liabilities	154,990
Accrued contingent liabilities	6,781,141	6,591,185
Total current liabilities	56,932,071	53,644,235
OTHER LIABILITIES
Operating lease liabilities - noncurrent	734,171
Total other liabilities	734,171
Total liabilities	57,666,242	53,644,235
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' (DEFICIENCY) EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no shares issued or outstanding
Ordinary share, $0.001 par value, 74,000,000 shares authorized, 7,850,916 and 7,174,626 shares issued and outstanding as of December 31, 2019 and June 30, 2019, respectively	7,851	7,175
Additional paid-in-capital	56,025,976	54,237,082
Deferred stock compensation	(2,732,133)	(3,161,200)
Deficit	(71,533,486)	(64,031,446)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,148,674	7,221,095
Total shareholders' (deficiency) equity	(4,835,026)	520,798
Total liabilities and shareholders' (deficiency) equity	$ 52,831,216	$ 54,165,033